CONVERTIBLE BONDS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
CONVERTIBLE BONDS [Abstract]
Gain on extinguishment of convertible bonds	[1]	$ 2,230	[1]	$ 2,006	[1]

[1]	See Note 1